Notes Payable – Related Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of trade and other payables [text block] [Abstract]
Proceeds unsecured notes payable	$ 64,854
Accrued interest	24,304	$ 38,301
Exchanged shares of common stock (in Shares)		215,341
Principal reduction of debt		$ 1,483,738
Accrued interest		131,320
Conversion amount		116,152
Repaid of principal amount		462,228
Finance expense	$ 44,097	$ 225,196